Note 29 Shares of BBVA owned by third parties but managed by the Group (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares of BBVA owned by third parties but managed by the group [Line Items]
Number of shares owned by third parties	18,686,027	17,645,506	18,266,509
Nominal value of shares of BBVA owned by third parties but managed by the group	€ 0.49	€ 0.49	€ 0.49
Percentage of share capital of shares of BBVA owned by third parties but managed by the group	0.31%	0.26%	0.27%